Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current
Cash and cash equivalents	$ 50,572	$ 97,232
Restricted Cash - Current (note 16)	2,221	2,779
Accounts receivable	41,085	36,202
Assets held for sale (note 19)	43,543	32,974
Due from affiliates (note 14c)	4,220	5,236
Bunker and lube oil inventory	49,028	34,606
Prepaid expenses	10,223	9,739
Accrued revenue (note 3)	44,503	26,640
Total current assets	245,395	245,408
Restricted Cash - long-term (note 16)	3,135	3,135
At cost, less accumulated depreciation of $271.9 million (2020 - $417.4 million) (notes 9 and 19)	925,249	1,104,742
Vessels related to finance leases, at cost, less accumulated depreciation of $112.9 million (2020 - $124.4 million) (notes 10 and 19)	411,749	450,558
Operating lease right-of-use assets (notes 10 and 19)	14,257	2,529
Total vessels and equipment	1,351,255	1,557,829
Investment in and advances to equity-accounted joint venture (note 5)	12,954	28,561
Derivative assets (note 11)	668	0
Other non-current assets	1,422	897
Intangible assets at cost, less accumulated depreciation of $4.2 million (2020 - $3.7 million) (note 6)	1,494	1,989
Goodwill (note 6)	2,426	2,426
Total assets	1,618,749	1,840,245
Supplemental Balance Sheet Elements [Abstract]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	271,900	417,400
Sale Leaseback Transaction, Accumulated Depreciation	112,900	124,400
Accumulated amortization	4,200	3,700
Current
Accounts payable	34,832	31,059
Accrued liabilities (notes 7, 14c, 20 and 21)	32,583	55,055
Short-term debt (note 8)	25,000	10,000
Current portion of long-term debt (note 9)	15,500	10,858
Current portion of derivative liabilities (note 11)	122	289
Current obligations related to finance leases (note 10)	27,032	78,476
Current portion of operating lease liabilities (notes 2 and 10)	9,389	3,685
Due to affiliates (note 14c)	10,944	3,123
Other current liabilities	1,686	4,574
Total current liabilities	157,088	197,119
Long-term debt (note 9)	304,791	232,103
Long-term obligations related to finance leases (note 10)	267,449	281,567
Long-term operating lease liabilities (notes 2 and 10)	4,868	315
Derivative liabilities (note 11)	0	597
Other long-term liabilities (note 21)	46,141	49,642
Total liabilities	780,337	761,343
Commitments and contingencies (notes 5, 8, 9, 10 and 11)
Equity
Common stock, shares authorized (in shares)	585,000,000.0	585,000,000.0
Common stock and paid-in capital (585.0 million shares authorized, 29.2 million Class A and 4.6 million Class B shares issued and outstanding as at December 31, 2021 and 585.0 million shares authorized, 29.1 million Class A and 4.6 million Class B shares issued and outstanding as at December 31, 2020) (note 13)	$ 1,301,102	$ 1,299,220
Accumulated deficit	(462,690)	(220,318)
Total equity	838,412	1,078,902
Total liabilities and equity	$ 1,618,749	$ 1,840,245
Class A
Equity
Common stock, shares authorized (in shares)	485,000,000	485,000,000
Common Stock, Shares, Issued	29,200,000	29,100,000
Common Stock, Shares, Outstanding	29,200,000	29,100,000
Common Class B [Member]
Equity
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common Stock, Shares, Issued	4,600,000	4,600,000
Common Stock, Shares, Outstanding	4,600,000	4,600,000